UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 336-0832

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares

TICKER: NEIMX

Semi-Annual Shareholder Report

September 30, 2025

This semi-annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)*
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
No-Load Shares	$75	1.39%
*	Annualized.
How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No-Load Shares - $23,670
S&P 500® Index - $41,530
$40,000
$30,000
$20,000
$10,000
$41,530
$23,670
9-15
9-16
9-17
9-18
9-19
9-20
9-21
9-22
9-23
9-24
9-25

Average Annual Total Returns
	1 Year	5 Year	10 Year
No-Load Shares	13.99%	13.31%	9.00%
S&P 500® Index	17.60%	16.47%	15.30%
Fund Statistics
Net Assets ($)	$40,319,275
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid (Net Waiver) ($)	$165,097

What did the Fund invest in?

Sectors (% of net assets)

1

Material Fund Changes

Effective August 1, 2025, the Adviser contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for No-Load Class shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.neimanfunds.com/#Literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-385-2720 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Neiman Large Cap Value Fund

Class A

TICKER: NEAMX

Semi-Annual Shareholder Report

September 30, 2025

This semi-annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)*
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$75	1.39%
*	Annualized.
How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Class A Shares - $23,670
S&P 500® Index - $41,530
$40,000
$30,000
$20,000
$10,000
$41,530
$23,670
9-15
9-16
9-17
9-18
9-19
9-20
9-21
9-22
9-23
9-24
9-25

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A (with sales charge)	7.45%	11.97%	8.36%
Class A (without sales charge)	13.99%	13.31%	9.00%
S&P 500® Index	17.60%	16.47%	15.30%
Fund Statistics
Net Assets ($)	$40,319,275
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid (Net Waiver) ($)	$165,097

What did the Fund invest in?

Sectors (% of net assets)

1

Material Fund Changes

Effective August 1, 2025, the Adviser contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for Class A shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.neimanfunds.com/#Literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-385-2720 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	September 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
11,400	RTX Corporation	$ 1,907,562	4.73%

Beverages
13,700	The Coca-Cola Company	908,584	2.25%

Electronic Computers
6,500	Apple Inc.	1,655,095	4.11%

Fire, Marine & Casualty Insurance
1,300	Berkshire Hathaway Inc. Class B *	653,562	1.62%

Gas & Other Services Combined
15,700	Sempra Energy	1,412,686	3.51%

Hospitals & Medical Service Plans
1,600	UnitedHealth Group, Inc.	552,480	1.37%

Metal Mining
8,617	Southern Copper Corporation	1,045,759	2.59%

Miscellaneous Industrial & Commercial Machinery & Equipment
3,700	Eaton Corporation PLC (Ireland)	1,384,725	3.44%

National Commercial Banks
3,500	JPMorgan Chase & Co.	1,104,005
5,000	The PNC Financial Services Group, Inc.	1,004,650
		2,108,655	5.23%

Petroleum Refining
6,100	Chevron Corporation	947,269
9,300	Exxon Mobil Corp.	1,048,575
6,900	Phillips 66	938,538
4,900	Valero Energy Corporation	834,274
		3,768,656	9.35%

Pharmaceutical Preparations
1,800	AbbVie Inc.	416,772
5,900	Johnson & Johnson	1,093,978
8,600	Merck & Co.	721,798
		2,232,548	5.54%

Radio & TV Broadcasting & Communications Equipment
5,300	QUALCOMM Incorporated	881,708	2.19%

Railroads, Line-Haul Operating
3,400	Union Pacific Corporation	803,658	1.99%

Retail - Variety Stores
1,900	Costco Wholesale Corp.	1,758,697	4.36%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,000	CME Group Inc.	1,080,760	2.68%

Security Brokers, Dealers & Flotation Companies
14,600	The Charles Schwab Corporation	1,393,862	3.46%

Semiconductors & Related Devices
3,200	Analog Devices, Inc.	786,240
5,700	Broadcom Inc.	1,880,487
7,000	NVIDIA Corp.	1,306,060
3,800	Texas Instruments Incorporated	698,174
		4,670,961	11.59%

Services - Business Services, NEC
2,700	Accenture PLC Class A (Ireland)	665,820	1.65%

Services - Computer Processing & Data Preparation
3,500	Alphabet Inc. - Class A	850,850
3,300	Automatic Data Processing, Inc.	968,550
1,400	Meta Platforms, Inc. - Class A	1,028,132
		2,847,532	7.06%

Services - Prepackaged Software
3,000	Microsoft Corporation	1,553,850	3.85%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,100	Procter & Gamble Co.	783,615	1.94%

Special Industry Machinery, NEC
13,500	Lam Research Corporation	1,807,650	4.48%

Tobacco Products
10,400	Altria Group Inc.	687,024
6,700	Philip Morris International, Inc.	1,086,740
		1,773,764	4.40%

Total for Common Stocks (Cost $20,019,537)		37,652,189	93.39%

REAL ESTATE INVESTMENT TRUSTS
8,800	Lamar Advertising Company - Class A	1,077,296	2.67%
Total for Real Estate Investment Trusts (Cost $671,415)

MONEY MARKET FUNDS
1,579,723	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.99% **	1,579,723	3.92%
Total for Money Market Funds (Cost $1,579,723)

	Total Investments	40,309,208	99.98%
	(Cost $22,270,675)

	Other Assets in Excess of Liabilities	10,067	0.02%

	Net Assets	$ 40,319,275	100.00%

* Non-Income Producing Security.
** The rate shown represents the 7-day yield at September 30, 2025.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2025

Assets:
Investments at Fair Value	$ 40,309,208
(Cost $22,270,675)
Prepaid Expenses	17,784
Receivables:
Shareholder Purchases	21,719
Dividends	40,015
Total Assets	40,388,726
Liabilities:
Due to Adviser	26,538
Payable for Shareholder Redemptions	16,693
Accrued Distribution and Service (12b-1) Fees	787
Accrued Compliance Officer Expense	1,017
Accrued Trustees Fees	9
Other Accrued Expenses	24,407
Total Liabilities	69,451
Net Assets	$ 40,319,275

Net Assets Consist of:
Paid In Capital	$ 22,407,286
Total Distributable Earnings (Accumulated Deficit)	17,911,989
Net Assets	$ 40,319,275

No-Load Shares
Net Assets	$ 39,040,452
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	1,084,615
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$ 35.99

Class A Shares
Net Assets	$ 1,278,823
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	35,528
Net Asset Value and Redemption Price Per Share	$ 35.99
Maximum Offering Price Per Share ($35.99/0.9425) *	$ 38.19

Neiman Large Cap Value Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2025

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$ 405,240
Total Investment Income	405,240

Expenses:
Management Fees	186,152
Transfer Agent Fees & Accounting Fees	23,356
Distribution and Service (12b-1) Fees - Class A	1,494
Administration Fees	15,041
Registration Expense	12,975
Audit Fees	9,285
Miscellaneous Expense	9,150
Legal Fees	7,521
Custody Fees	5,415
Insurance Expense	3,111
Trustees Fees	3,009
Printing and Postage Expense	2,006
Compliance Officer Expense	2,006
Total Expenses	280,521
Less: Expense Waiver / Expense Reimbursement	(21,055)
Net Expenses	259,466
Net Investment Income (Loss)	145,774

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	21
Net Change In Unrealized Appreciation (Depreciation) on Investments	5,333,622
Net Realized and Unrealized Gain (Loss) on Investments	5,333,643

Net Increase (Decrease) in Net Assets from Operations	$ 5,479,417

The accompanying notes are an integral part of these financial statements.

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2025	4/1/2024
	to	to
	9/30/2025	3/31/2025
From Operations:
Net Investment Income (Loss)	$ 145,774	$ 329,344
Net Realized Gain (Loss) on Investments	21	506,290
Net Realized Gain (Loss) on Options Written	-	(71,455)
Net Change in Unrealized Appreciation (Depreciation)
on Investments and Options Written	5,333,622	993,684
Net Increase (Decrease) in Net Assets from Operations	5,479,417	1,757,863

From Distributions to Shareholders:
No-Load Shares	(111,884)	(393,206)
Class A Shares	(3,717)	(12,842)
Change in Net Assets from Distributions	(115,601)	(406,048)

From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	2,132,524	5,016,294
Class A Shares	61,210	58,253
Shares Issued on Reinvestment of Dividends
No-Load Shares	111,681	392,152
Class A Shares	3,562	11,988
Cost of Shares Redeemed
No-Load Shares	(2,649,963)	(8,442,535)
Class A Shares	(82,090)	(155,151)
Net Increase (Decrease) from Shareholder Activity	(423,076)	(3,118,999)

Net Increase (Decrease) in Net Assets	4,940,740	(1,767,184)

Net Assets at Beginning of Period	35,378,535	37,145,719
Net Assets at End of Period	$ 40,319,275	$ 35,378,535

Share Transactions:
Issued
No-Load Shares	65,003	159,842
Class A Shares	2,021	1,881
Reinvested
No-Load Shares	3,369	12,531
Class A Shares	107	383
Redeemed
No-Load Shares	(80,470)	(273,790)
Class A Shares	(2,567)	(4,949)
Net Increase (Decrease) in Shares	(12,537)	(104,102)

The accompanying notes are an integral part of these financial statements.

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class	(Unaudited)
Selected data for a share outstanding	4/1/2025			4/1/2024	4/1/2023	4/1/2022	4/1/2021	4/1/2020
throughout each period:	to			to	to	to	to	to
	9/30/2025			3/31/2025	3/31/2024	3/31/2023	3/31/2022	3/31/2021
Net Asset Value -
Beginning of Period	$ 31.23			$ 30.03	$ 26.64	$ 29.46	$ 29.98	$ 21.87
Net Investment Income (Loss) (a)	0.13			0.29	0.42	0.35	0.26	0.31
Net Realized and Unrealized Gains (Losses)
on Investments and Options Written (b)	4.73			1.25	3.35	(2.21)	4.37	8.13
Total from Investment Operations	4.86			1.54	3.77	(1.86)	4.63	8.44

Distributions (From Net Investment Income)	(0.10)			(0.34)	(0.38)	(0.31)	(0.29)	(0.33)
Distributions (From Capital Gains)	-			-	-	(0.65)	(4.86)	-
Total Distributions	(0.10)			(0.34)	(0.38)	(0.96)	(5.15)	(0.33)

Net Asset Value -
End of Period	$ 35.99			$ 31.23	$ 30.03	$ 26.64	$ 29.46	$ 29.98
Total Return (c)	15.60%	*		5.14%	14.29%	(6.15)%	16.51%	38.84%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$39,040			$34,255	$35,985	$29,249	$28,010	$34,193

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**		1.46%	1.56%	1.64%	1.59%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.68%	**		0.92%	1.46%	1.11%	0.73%	1.18%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.39%	**	(d)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.78%	**		0.93%	1.56%	1.30%	0.87%	1.23%

Portfolio Turnover Rate	0.00%	*		8.32%	12.13%	25.49%	20.99%	108.93%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes the effects of applicable sales charges.
(d) Effective August 1, 2025, the Adviser contractually reduced the waiver. See Note 4.
The accompanying notes are an integral part of these financial statements.

Neiman Large Cap Value Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding	4/1/2025			4/1/2024	4/1/2023	4/1/2022	4/1/2021	4/1/2020
throughout each period:	to			to	to	to	to	to
	9/30/2025			3/31/2025	3/31/2024	3/31/2023	3/31/2022	3/31/2021
Net Asset Value -
Beginning of Period	$ 31.23			$ 30.03	$ 26.64	$ 29.46	$ 29.98	$ 21.87
Net Investment Income (Loss) (a)	0.13			0.28	0.42	0.34	0.26	0.30
Net Realized and Unrealized Gains (Losses)
on Investments and Options Written (b)	4.73			1.26	3.35	(2.20)	4.37	8.14
Total from Investment Operations	4.86			1.54	3.77	(1.86)	4.63	8.44

Distributions (From Net Investment Income)	(0.10)			(0.34)	(0.38)	(0.31)	(0.29)	(0.33)
Distributions (From Capital Gains)	-			-	-	(0.65)	(4.86)	-
Total Distributions	(0.10)			(0.34)	(0.38)	(0.96)	(5.15)	(0.33)

Net Asset Value -
End of Period	$ 35.99			$ 31.23	$ 30.03	$ 26.64	$ 29.46	$ 29.98
Total Return (c)	15.60%	*		5.14%	14.29%	(6.15)%	16.51%	38.84%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 1,279			$ 1,123	$ 1,161	$ 1,358	$ 1,581	$ 1,674

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	**		1.71%	1.81%	1.89%	1.84%	1.75%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.43%	**		0.64%	1.19%	0.86%	0.48%	0.89%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.39%	**	(d)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.78%	**		0.91%	1.55%	1.30%	0.87%	1.19%

Portfolio Turnover Rate	0.00%	*		8.32%	12.13%	25.49%	20.99%	108.93%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes the effect of applicable sales charges.
(d) Effective August 1, 2025, the Adviser contractually reduced the waiver. See Note 4.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
Neiman Large Cap Value Fund
September 30, 2025
(Unaudited)

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003, and may offer shares of beneficial interest in a number of separate series; each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2025, there are seven series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund currently offers No-Load Class shares and Class A shares. The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. No-Load shares of the Fund are offered at net asset value without an initial sales charge. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for its day-to-day management. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and its role, the Chief Investment Officer at the Adviser is deemed to be the Chief Operating Decision Maker.

The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain; or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Effective July 31, 2024, the Fund no longer engages in writing covered call options.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six month period ended September 30, 2025, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors; including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board. Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2025:

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 37,652,189	$ -	$ -	$ 37,652,189
Real Estate Investment Trusts	1,077,296	-	-	1,077,296
Money Market Funds	1,579,723	-	-	1,579,723
Total	$ 40,309,208	$ -	$ -	$ 40,309,208

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2025.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2025.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2025, the Adviser earned management fees totaling $186,152 before the waiver of management fees and reimbursement of expenses described below. Effective August 1, 2025, the Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for No-Load Class shares and at 1.29% of its average daily net assets for Class A shares through July 31, 2026. Prior to August 1, 2025, the Adviser contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class, and at 1.45% of its average daily net assets for Class A Shares. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.

For the six month period ended September 30, 2025, the Adviser waived fees and/or reimbursed expenses in the amounts of $18,933 and $2,122 with no recapture provision for No Load and Class A, respectively. The Fund owed the Adviser $26,538 at September 30, 2025. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Arbor Court Capital LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2025, there was $1,494 of 12b-1 fees incurred by Class A shares. As of September 30, 2025, the Fund had an accrued liability of $787 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2025, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the six month period ended September 30, 2025, Peak earned $566 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the period ended September 30, 2025, Peak earned $905 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $2,006 for his services during the six month period ended September 30, 2025. Mr. Neiman is a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,017 at September 30, 2025.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2025, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $0 and $73, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 76.61% of the Fund between the No Load Class and Class A, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at September 30, 2025, was $22,270,675.

At September 30, 2025, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$18,128,818	($90,285)	$18,038,533

The tax character of distributions for the No-Load Class was as follows:

	Six Months Ended	Year Ended
	September 30, 2025	March 31, 2025
Ordinary Income:	$ 111,884	$ 393,206
Long-term Capital Gain:	-	-
	$ 111,884	$ 393,206

The tax character of distributions for the Class A was as follows:

	Six Months Ended	Year Ended
	September 30, 2025	March 31, 2025
Ordinary Income:	$ 3,717	$ 12,842
Long-term Capital Gain:	-	-
	$ 3,717	$ 12,842

11.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund's portfolio will be adversely affected. As of September 30, 2025, the Fund had 34.93% of the value of its net assets invested in stocks within the Information Technology sector.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Daniel Neiman
Daniel Neiman
President

Date: 11/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Daniel Neiman
Daniel Neiman
President (Principal Executive Officer)

Date: 11/25/2025

By: /s/Daniel Neiman
Daniel Neiman
Chief Financial Officer (Principal Financial Officer)

Date: 11/25/2025